Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue:
Contract revenue	$ 2,301,000	$ 27,506,000
Grant revenue	0	806,000
Total revenue	2,301,000	28,312,000
Operating expenses:
Cost of grant revenue	0	433,000
Research and development	18,100,000	48,698,000
General and administrative	14,637,000	18,488,000
Restructuring and impairment expenses	9,185,000	0
Total operating expenses	41,922,000	67,619,000
Loss from operations	(39,621,000)	(39,307,000)
Other income (expense)
Change in fair value of warrant liability	95,000	(2,919,000)
Change in fair value of convertible notes	0	(7,469,000)
Change in fair value of Series C convertible preferred stock	0	(3,592,000)
Foreign exchange transaction loss	(237,000)	(245,000)
Gain upon debt extinguishment	0	905,000
Gain (loss) in equity method investment	151,000	(99,000)
Interest income (expense), net	805,000	(1,847,000)
Total other income (expense)	814,000	(15,266,000)
Net loss	(38,807,000)	(54,573,000)
Other comprehensive loss:
Foreign currency translation adjustment	189,000	230,000
Comprehensive loss	$ (38,618,000)	$ (54,343,000)
Net loss per common share, basic (in dollars per share)	$ (1.29)	$ (1.93)
Net loss per common share, diluted (in dollars per share)	$ (1.29)	$ (1.93)
Weighted average common shares outstanding, basic (in shares)	30,040,703	28,244,825
Weighted average common shares outstanding, diluted (in shares)	30,040,703	28,244,825